Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Profit (Loss) before tax	$ 394,909	$ 128,398	$ (185,087)
Tax losses from non-taxable jurisdictions	53,005	91,351	53,652
Taxable profit	447,914	219,749	(131,435)
Income tax calculated at domestic tax rates applicable to Profit in the respective countries	(157,315)	(71,086)	12,450
Tax losses where no deferred tax benefit is recognized	(2,832)	(7,510)	(23,117)
Effect of currency translation on tax base	(10,797)	(10,354)	(923)
Effect of inflation adjustment for tax purposes		2,482	(867)
Changes in the income tax rate	(3,820)	(1,703)	(925)
Write-down of deferred tax benefits previously recognized	(2,938)	(7,261)	(32,565)
Previously unrecognized tax losses	9,067	9,593	0
Income tax on intercompany dividends	(3,038)
Fiscal recognition of property, plant and equipment		8,919
Non-taxable results	1,199	9,649	(1,916)
Income tax	$ (170,474)	$ (67,271)	$ (47,863)